     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 24, 2003

                                             1933 ACT REGISTRATION NO. 333-81884
                                             1940 ACT REGISTRATION NO. 811-21028
                                                              CIK NO. 0001163403
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 3


                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT Y
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (260) 455-2000

          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company         Lawrence A. Samplatsky, Esquire
            1300 South Clinton Street                The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Ft. Wayne, Indiana 46802                          350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.

    It is proposed that this filing will become effective (check appropriate box)


        immediately upon filing pursuant to paragraph (b)
------
  X     on 7/1/03 pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
        on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
------

               The prospectus and Statement of Additional
               Information for Post-Effective Amendment No. 3 are incorporated by reference to Post-Effective
               Amendment No. 2 to Registration Statement on
               Form N-6 (File No. 333-81884) filed on April 25,
               2003.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y
                          American Legacy VUL(CV)-III
                           American Legacy VUL(DB)-II
                            American Legacy SVUL-III

                         Supplement dated July 1, 2003
          to the Statement of Additional Information dated May 1, 2003

Beginning July 1, 2003, The Lincoln National Life Insurance Company ("Lincoln Life") will replace American Funds Distributors, Inc. as the principal underwriter and distributor of the American Legacy life insurance policies. This change will not impact the provisions of your variable life insurance policy with Lincoln Life.

Lincoln Life will enter into selling agreements with various broker-dealers for sales of the American Legacy life insurance policies. Lincoln Life is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). As principal underwriter, Lincoln Life does not plan to retain any commission from its sale of the policies.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS


     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(7)
     (2)  Commission Schedule for Variable Life Policies.
     (3)  Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors
          Corporation(10) and an amendment dated August 1, 2001.(11)
     (4)  (a)       Form of Policy LN 670(4)
          (d)       Riders.(2)
          (e)       Accounting Value Rider -- Policy Form LR500(5)
          (f)       Change of Insured Rider -- Policy Form LR496(5)
          (g)       Estate Tax Repeal Rider -- Policy Form LR511(6)
          (h)       Supplemental Term Insurance Rider -- Policy Form LR516(4)
     (5)  (a)       Form of Application(3)
          (b)       Proposed Form of Addendum to Application (American Legacy) -- Policy Form B15AL(7)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(1)
     (7)  Form of Reinsurance Contracts(8)
     (8)  Fund Participation Agreement, and amendments thereto, between The Lincoln National Life Insurance
          Company and American Funds Insurance Series.(9)
     (9)  Service Agreement, and amendments thereto, between The Lincoln National Life Insurance Company and
          Delaware Service Company, Inc.(12)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert A. Picarello, Esq.
    (12)  Not Applicable.
    (13)  Not Applicable.
    (14)  Consent of Ernst & Young LLP, Independent Auditors.
    (15)  Not applicable.
    (16)  Not applicable.
    (17)  Not applicable.

Item 28.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR


Jon A. Boscia**                                President and Director
John H. Gotta***                               Chief Executive Officer of Life Insurance,
                                               Executive Vice President and Director
Gary W. Parker***                              Senior Vice President
Cynthia A. Rose*                               Secretary and Assistant Vice President
Eldon J. Summers*                              Second Vice President and Treasurer
Richard C. Vaughan**                           Director
Janet Chrzan*                                  Senior Vice President, Chief Financial
                                               Officer and Director
Elizabeth Frederick*                           Senior Vice President and General Counsel
Bradley R. Skarie*                             Acting Director of Annuities Compliance
Christine S. Frederick***                      Assistant Vice President and Life Compliance
                                               Officer
See Yeng Quek****                              Director, Chief Investment Officer and
                                               Chairman of the Investment Committee
Barbara S. Kowalczyk**                         Director
Jude T. Driscoll****                           Director


------------------------

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***  Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682

Item 29.
                                    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                                              THE DEPOSITOR OR THE REGISTRANT
          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(8)

Item 30.
                                                      INDEMNIFICATION
(a)       Brief description of indemnification provisions:

          In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life)
          provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of
          Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)       Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
          Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
          Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                                                  PRINCIPAL UNDERWRITERS

(a)       Lincoln Life is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln
          National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln
          Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life
          Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium
          Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable
          Annuity Account N; Lincoln Life Variable Annuity Account Q, Lincoln Life Flexible Premium Variable Life
          Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity
          Account T, Lincoln Life Variable Annuity Account W, Lincoln National Variable Annuity Account 53.

(b)       See Item 28.

(c)       N/A

Item 32.

                                             LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by
          Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National
          Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The
          accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market
          Street, Philadelphia, Pennsylvania 19103.

Item 33.

                                                    MANAGEMENT SERVICES

          Not Applicable.

Item 34.

                                                    FEE REPRESENTATION

          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

------------------------

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) (811-05721) filed on December 5, 1996.
(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) (811-08557) filed on December 17, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-42479) (811-08557) filed on April 19, 1999.
(4) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84370) (811-08557) filed on March 15, 2002.
(5) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) (811-08557) filed on April 12, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-54338) (811-08557) filed on September 14, 2001.
(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-81882) (811-21028) filed on May 9, 2002.
(8) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.
(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-90438) filed on April 25, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-82663) filed on April 13, 2000.


(11) Incorporated by reference to Post-Effective Amendment No. 5 on Form S-6 (File No. 333-33782) filed on April 17, 2002.


(12) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account Y, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-81884) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 24th day of June, 2003. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
                                          LIFE ACCOUNT Y
                                          (REGISTRANT)

                                          By          /s/ GARY W. PARKER

                                            ------------------------------------
                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT
                                            THE LINCOLN NATIONAL LIFE INSURANCE
                                                         COMPANY

                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (DEPOSITOR)

                                          By          /s/ GARY W. PARKER

                                            ------------------------------------
                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 has been signed below on June 24, 2003 by the following persons, as officers and directors of the Depositor, in the capacities indicated.



                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ JON A. BOSCIA*                  President and Director
   -------------------------------------------      (Principal Executive
                  Jon A. Boscia                     Officer)

                /s/ JOHN H. GOTTA*                  Executive Vice President,
   -------------------------------------------      Chief Executive Officer
                  John H. Gotta                     of Life Insurance,
                                                    Assistant Secretary and
                                                    Director

                /s/ JANET CHRZAN*                   Senior Vice President,
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     and Director
                                                    (Principal Financial
                                                    Officer and Principal
                                                    Accounting Officer)

                /s/ SEE YENG QUEK*                  Director, Chief
   -------------------------------------------      Investment Officer and
                  See Yeng Quek                     Chairman of the
                                                    Investment Committee

              /s/ JUDE T. DRISCOLL*                 Director
   -------------------------------------------
                 Jude T. Driscoll

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

            /s/ BARBARA S. KOWALCZYK*               Director
   -------------------------------------------
               Barbara S. Kowalczyk



* By     /s/ GARY W. PARKER
--------------------------------------------------

     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 3 to the Registration Statement

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.


                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ Jon A. Boscia                 President and Director
   --------------------------------------
                Jon A. Boscia

           /s/ Richard C. Vaughan                      Director
   --------------------------------------
             Richard C. Vaughan

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 11th day of August, 2000.

              /s/ Janet Chrzan                 Senior Vice President,
   --------------------------------------      Chief Financial Officer
                Janet Chrzan                   and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this 11th day
                                               of August, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               7/10/01

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 13th day of January, 2003.

              /s/ See Yeng Quek                Director, Chief
   --------------------------------------      Investment Officer and
                See Yeng Quek                  Chairman of the
                                               Investment Committee

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 4th day of January, 2002.

          /s/ Barbara S. Kowalczyk             Director
   --------------------------------------
            Barbara S. Kowalczyk

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 18th day of January, 2002.

              /s/ John H. Gotta                Executive Vice President,
   --------------------------------------      Chief Executive Officer
                John H. Gotta                  of Life
                                               Insurance, Assistant
                                               Secretary, and Director

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 23rd day of January, 2003.

            /s/ Jude T. Driscoll               Director
   --------------------------------------
              Jude T. Driscoll